Cover	Mar. 02, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2022
Entity File Number	001-15817
Entity Registrant Name	Old National Bancorp
Entity Central Index Key	0000707179
Entity Tax Identification Number	35-1539838
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	800
Local Phone Number	731-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ONB
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	ONBPP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.00% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	ONBPO
Security Exchange Name	NASDAQ